                                AIM GROWTH FUND


[AIM LOGO APPEARS HERE]         ANNUAL REPORT                  DECEMBER 31, 1996

[PHOTO APPEARS HERE]

                  ----------------------------------------

                               AIM GROWTH FUND

                          For shareholders who seek

                        long-term growth of capital.

                         The Fund invests primarily

                           in the common stocks of

                           established medium- to

                            large-size companies

                      with prospects for above-average,

                         long-term earnings growth.

                  ----------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.
o During the year ended 12/31/96, the Fund paid distributions on both Class A and Class B shares of $0.681 per share.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general. The Standard & Poor's Midcap 400 Index (S&P 400) is an unmanaged index of the common stocks of approximately 400 midsize capitalization companies.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

               MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
         ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
         ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
       ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
            INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

         This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                   Dear Fellow Shareholder:

                   Financial markets produced another noteworthy year in 1996.
                   Stocks surged again to enthusiastic levels, but the advance
    [PHOTO OF      was marked by dramatic volatility and confined mainly to the
    Charles T.     performance of a select few large-company stocks. Still,
      Bauer,       most investors in stock funds were rewarded with
   Chairman of     double-digit returns for the year. Bonds had a difficult
   the Board of    time until encouraging economic reports triggered a fall
    the fund,      rally that helped restore prices and bring yields back down
  APPEARS HERE]    to near 1995 levels.
                      As we begin 1997, the parallels to last year are striking.
                   The economy is growing at a moderate rate, corporate earnings remain healthy, and inflation is modest. Such an environment is ideal for financial investments.
                      Still, many suggest, as we do, that 1997 will be marked by continued uncertainty and short-term volatility. And as the market's performance continues to exceed historical averages, some advise that a correction is overdue.
   We believe the best way to achieve your investment goals in uncertain markets is to follow a few basic strategies. First, you should keep a long-term outlook. If you leave your money invested over the long term, you can help avoid the results of the volatility that generally accompanies financial markets over the short term. Those who try to "time the market"--move money in and out of the market based on some gauge of future market performance--tend to be less successful than investors using disciplined, long-term investment strategies. That's because no one, not even expert market watchers, can consistently predict what the market will do next.
   Another strategy, diversification, may help you cushion the effects of a volatile market and enhance your return potential. A mutual fund is already diversified because it invests in many securities. You can diversify even further by placing some of your assets in several different types of domestic and international funds that may include stocks, bonds, and money market securities.
   Finally, no matter what your investment goals or time horizon, it makes good sense to review your portfolio regularly with your financial consultant. In rapidly changing markets, you need an investment professional on your side who can explain what is happening and how your portfolio may be affected.
   Your financial consultant can help you create and follow a regular investment plan--investing a certain amount of money at regular intervals--that can help you stay on track regardless of day-to-day market activity.
   In 1997, and in the years ahead, we at AIM plan to meet the challenge of changing financial markets through the consistent application of disciplined investment strategies that have served our shareholders well for more than 20 years. We are pleased that AIM funds, overall, have turned in attractive, and often impressive performance when measured against benchmark indexes and peer group performance.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463.



Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                  ----------------------------------------

                        In rapidly changing markets,

                                  you need

                         an investment professional

                                on your side

                               who can explain

                            what is happening and

                     how your portfolio may be affected.

                  ----------------------------------------

The Managers' Overview

STOCK INVESTORS ARE TREATED TO A STRONG 1996

A roundtable discussion with the Fund management team for AIM Growth Fund for the fiscal year ended December 31, 1996.
--------------------------------------------------------------------------------

Q. STOCKS DEFIED PREDICTIONS BY PRODUCING ANOTHER STRONG YEAR. HOW DID AIM GROWTH FUND PERFORM DURING THE REPORTING PERIOD?

A. The bull market logged another year in its record longevity, but its strength was more thinly distributed than in 1995 and large-company stocks definitely held the field.
      Stocks of midsize companies turned in a decent performance, but they lagged large-company stocks for the year, as evidenced by the 19.20% total return posted for the Standard and Poor's Midcap 400 Index compared to the 22.95% return for the Standard & Poor's Composite Index of 500 Stocks.
      The Fund delivered a strong total return of 18.61% for Class A shares and 17.60% for Class B shares in the year ended December 31, 1996, reflecting the trend in mid-cap company stocks. Also in evidence was the impact of sharp declines in the technology sector, which suffered significant volatility in the summer of 1996.

Q. WHAT WERE THE FORCES BEHIND THE ADVANCE IN EQUITY MARKETS?

A. Stocks delivered another record-breaking performance thanks to robust corporate profits and the favorable environment of healthy economic growth without rising inflation. However, the charging advance was interrupted several times during the year when economic reports suggested that surprisingly strong growth might rock the boat and send interest rates higher.
      Higher interest rates increase borrowing and operating costs, and that can have a strong impact on corporate profits. In 1995, many companies had posted stunning profits that seemed hard to match a year later. That was particularly true for many technology companies, and many technology stocks fell sharply in the summer of 1996.
      While later reports indicated the economy had slowed to a moderate pace, some analysts anticipated that higher interest rates remained a possibility.

Q. HOW DID INVESTORS REACT IN THAT ENVIRONMENT?

A. Uncertainty creates volatile markets. While stocks rose to record levels during the year, circuit breakers on the New York Stock Exchange, which temporarily suspend computer program trading to check volatility, were triggered a record 96 times.
      Given such dramatic fluctuation, investors gravitated to stocks in larger companies with more predictable earnings. As a result, large-company stocks generally outperformed stocks of small and midsize companies during 1996.

Q. HOW DID THESE FACTORS AFFECT THE FUND?

A. The Fund was affected by the performance of mid-cap stocks as well as stocks in the technology sector. Due to its larger concentration in technology stocks, the Fund was vulnerable when that sector suffered a broad-based decline in the summer.

Q. WHAT STRATEGIES DID THE FUND USE TO STRENGTHEN ITS PERFORMANCE?

A. The Fund stressed a more broadly diversified portfolio. The technology weighting was pared to approximately 23% by the end of the reporting period, and the Fund repositioned its emphasis from semiconductor producers to computer software and networking companies. The Fund emphasized market leaders--its top three holdings as of December 31, 1996, were Microsoft Corp., Intel Corp., and 3Com Corp.
      The Fund also increased its holdings in other sectors including specialty retailers and medical services providers.

Q. WHAT'S THE OUTLOOK FOR THE TECHNOLOGY SECTOR?

A. We noted a number of positive factors that bode well for selected technology areas where the Fund is invested. Technology giants Microsoft and Intel continue as market leaders thanks to their ability to generate strong profit growth. Microsoft's

PORTFOLIO COMPOSITION

As of December 31, 1996

================================================================================
TOP 10 EQUITY HOLDINGS                        TOP 10 INDUSTRIES
================================================================================
 1. Microsoft Corp.                            1. Computer Software/Services
 2. Intel Corp.                                2. Retail (Stores)
 3. 3Com Corp.                                 3. Telecommunications
 4. Cisco Systems, Inc.                        4. Medical (Drugs)
 5. Student Loan Marketing Association         5. Medical (Patient Services)
 6. Safeway, Inc.                              6. Computer Networking
 7. Telefonaktiebolaget LM Ericsson-ADR        7. Finance (Consumer Credit)
 8. Pep Boys - Mannie, Moe & Jack              8. Medical Instruments/Products
 9. Compaq Computer Corp.                      9. Semiconductors
10. Toys `R' Us, Inc.                         10. Computer MINIs/PCs


Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================

         See important Fund & index disclosures inside front cover.

   Windows NT and Intel's Pentium Pro chip have the potential to launch another major upgrade cycle in spring 1997 that will benefit PC makers and software developers alike.
      PC makers Compaq Computer Corp. and Dell Computer Corp. benefit from the decline in prices of semiconductors and other components. Computer networking companies like 3Com Corp. were consistently strong during the period as companies continued to upgrade data communication capacity.

Q. HOW WAS THE FUND POSITIONED AT THE END OF THE FISCAL YEAR?

A. The Fund held a large number of stocks--379 as of December 31, 1996, spread across 62 industry categories. The largest position weighting in the Fund was 2.21%. The Fund's largest concentrations were 23% in technology, followed by 16% in retail and consumer cyclicals, and 15% in medical products and services.

Q. THE FUND HAD A SIGNIFICANT WEIGHTING IN STOCKS OF RETAIL AND CONSUMER NON-CYCLICAL COMPANIES, PARTICULARLY RETAIL STORES. WHAT ATTRACTED YOU THERE?

A. Earnings in the retail sector have been surprisingly strong, and they continue to grow at an attractive pace. Consumer demand for goods has kept store inventories low and fully priced, which benefits high-profile and specialty niche players like The Gap Inc., Tech Data Corp., and Petsmart, Inc. The Fund also emphasized holdings in stronger, name-brand stores:
   Safeway, Inc., Staples, Inc., Consolidated Stores Corp., and Dayton Hudson Corp.

Q. WHAT ARE THE MAIN THEMES IN THE HEALTH-CARE INDUSTRY?

A. Consolidation efforts continue in the health-care industry, and intense competition has begun to drive out many of the smaller, less-experienced players, particularly in the physician practice management area. The Fund focused on three major areas in the health-care segment where there appears to be attractive potential for earnings growth: preventive maintenance, assisted living, and hospital systems administration.
      Among the Fund's strongest performers were such market leaders as patient services providers HealthSouth Corp. and Columbia/HCA Healthcare Corp., medical instruments and products maker St. Jude Medical, Inc., and drugmaker Cardinal Health, Inc.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKET IN 1997?

A. Conditions appear favorable for stocks in general over the near term, thanks to a positive economic climate. The economy is growing at a reasonable rate without rising inflation, and that reduces the likelihood that interest rates may increase over the near term.
      Nonetheless, we recommend that investors remain cautious and patient. The bull market for stocks marked its sixth year in October 1996, making it the longest in history. The market's performance for the year also was marked by stunning volatility, and analysts disagree on how long its remarkable advance can continue.
      The pace of growth in corporate earnings will be the key to market performance in 1997. Through most of the 1990s, corporate earnings growth has been above historic averages. As economic growth continues at a slower pace, it is likely that corporate earnings will slow to a more moderate rate, which may translate into more conservative performance for stocks.

================================================================================
GROWTH OF A $10,000 INVESTMENT

12/31/86 - 12/31/96

--------------------------------------------------------------------------------
                    AIM Growth Fund, Class A         S&P 500 STOCK INDEX
--------------------------------------------------------------------------------
                                      (In thousands)
12/31/86                    $9,451                          $10,000
12/87                        9,793                           10,518
12/88                       10,785                           12,253
12/89                       13,899                           16,124
12/90                       13,198                           15,622
12/91                       18,088                           20,360
12/92                       18,122                           21,909
12/93                       18,781                           24,108
12/94                       17,843                           24,435
12/95                       23,964                           33,585
12/96                       28,423                           41,066
================================================================================

Past performance cannot guarantee comparable future results.

================================================================================
AVERAGE ANNUAL TOTAL RETURN

As of 12/31/96, including sales charges

CLASS A SHARES

  1 Year                  12.08%*
  5 Years                  8.23
 10 Years                 11.01

*18.61% excluding sales charge

CLASS B SHARES

  1 Year                  12.60%**
Inception (9/1/93)        11.30

**17.60% excluding CDSC
================================================================================

Source: Towers Data Systems HYPO --Registered Trademark--. Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of the index cited on this page, please refer to the inside front cover.

         See important Fund & index disclosures inside front cover.

SCHEDULE OF INVESTMENTS

December 31, 1996

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-77.00%

ADVERTISING/BROADCASTING-0.72%

American Radio Systems Corp.(a)            8,000  $    218,000
--------------------------------------------------------------
Catalina Marketing Corp.(a)                2,000       110,250
--------------------------------------------------------------
Chancellor Corp.-Class A(a)               10,000       237,500
--------------------------------------------------------------
Clear Channel Communications, Inc.(a)     30,400     1,098,200
--------------------------------------------------------------
Interpublic Group of Cos., Inc.           25,000     1,187,500
--------------------------------------------------------------
Jacor Communications, Inc.(a)             20,000       547,500
--------------------------------------------------------------
Paxson Communications Corp.(a)            10,000        78,750
--------------------------------------------------------------
True North Communications, Inc.            7,500       164,063
--------------------------------------------------------------
                                                     3,641,763
--------------------------------------------------------------

AEROSPACE/DEFENSE-0.40%

Gulfstream Aerospace Corp.(a)             40,000       970,000
--------------------------------------------------------------
United Technologies Corp.                 16,000     1,056,000
--------------------------------------------------------------
                                                     2,026,000
--------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.14%

Mark IV Industries, Inc.                  31,500       712,687
--------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.19%

Chrysler Corp.                            30,000       990,000
--------------------------------------------------------------

BANKING-0.16%

Bank of Boston Corp.                      12,500       803,125
--------------------------------------------------------------

BANKING (MONEY CENTER)-0.21%

Citicorp                                  10,500     1,081,500
--------------------------------------------------------------

BEVERAGES (SOFT DRINKS)-0.18%

PepsiCo, Inc.                             32,000       936,000
--------------------------------------------------------------

BIOTECHNOLOGY-0.56%

AMGEN, Inc.(a)                            30,300     1,647,561
--------------------------------------------------------------
Guidant Corp.                             21,000     1,197,000
--------------------------------------------------------------
                                                     2,844,561
--------------------------------------------------------------

BUSINESS SERVICES-1.47%

AccuStaff, Inc.(a)                        54,792     1,157,481
--------------------------------------------------------------
APAC Teleservices, Inc.(a)                 8,000       307,000
--------------------------------------------------------------
Cognizant Corp.                           80,000     2,640,000
--------------------------------------------------------------
Corrections Corp. of America(a)            2,200        67,375
--------------------------------------------------------------
CUC International, Inc.(a)                45,750     1,086,562
--------------------------------------------------------------
Diebold, Inc.                             12,200       767,075
--------------------------------------------------------------
Equifax, Inc.                             26,000       796,250
--------------------------------------------------------------
Olsten Corp.                              24,750       374,344
--------------------------------------------------------------
Paychex, Inc.                              5,000       257,187
--------------------------------------------------------------
                                                     7,453,274
--------------------------------------------------------------

CHEMICALS-0.10%

Monsanto Co.                              13,300       517,038
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.30%

Airgas, Inc.(a)                           34,400       756,800
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CHEMICALS (SPECIALTY)-(CONTINUED)

IMC Global, Inc.                          20,000  $    782,500
--------------------------------------------------------------
                                                     1,539,300
--------------------------------------------------------------

COMPUTER MAINFRAMES-0.53%

International Business Machines
  Corp.                                   18,000     2,718,000
--------------------------------------------------------------

COMPUTER MINI/PCS-3.07%

Apple Computer, Inc.(a)                   40,000       835,000
--------------------------------------------------------------
COMPAQ Computer Corp.(a)                  53,000     3,935,250
--------------------------------------------------------------
Dell Computer Corp.(a)                    60,000     3,187,500
--------------------------------------------------------------
Gateway 2000, Inc.(a)                     44,000     2,356,750
--------------------------------------------------------------
Hewlett-Packard Co.                       10,100       507,525
--------------------------------------------------------------
Rational Software Corp.(a)                31,900     1,262,043
--------------------------------------------------------------
Sun Microsystems, Inc.(a)                138,000     3,544,875
--------------------------------------------------------------
                                                    15,628,943
--------------------------------------------------------------

COMPUTER NETWORKING-4.05%

Ascend Communications, Inc.(a)            54,400     3,379,600
--------------------------------------------------------------
Cabletron Systems, Inc.(a)                80,000     2,660,000
--------------------------------------------------------------
Cascade Communications Corp.(a)           61,800     3,406,725
--------------------------------------------------------------
Cisco Systems, Inc.(a)                    70,000     4,453,750
--------------------------------------------------------------
FORE Systems, Inc.(a)                     30,100       989,538
--------------------------------------------------------------
Shiva Corp.(a)                             4,200       146,475
--------------------------------------------------------------
Sync Research, Inc.(a)                     4,500        61,875
--------------------------------------------------------------
3Com Corp.(a)                             75,000     5,503,125
--------------------------------------------------------------
                                                    20,601,088
--------------------------------------------------------------

COMPUTER PERIPHERALS-1.70%

Adaptec, Inc.(a)                          32,000     1,280,000
--------------------------------------------------------------
American Power Conversion Corp.(a)        12,500       340,625
--------------------------------------------------------------
EMC Corp.(a)                              58,600     1,941,125
--------------------------------------------------------------
Microchip Technology, Inc.(a)             25,600     1,302,400
--------------------------------------------------------------
Storage Technology Corp.(a)               39,600     1,885,950
--------------------------------------------------------------
U.S. Robotics Corp.(a)                    26,200     1,886,400
--------------------------------------------------------------
                                                     8,636,500
--------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-8.23%

Affiliated Computer Services, Inc.(a)
                                          10,200       303,450
--------------------------------------------------------------
BISYS Group, Inc. (The)(a)                10,000       370,625
--------------------------------------------------------------
BMC Software, Inc.(a)                     90,000     3,723,750
--------------------------------------------------------------
Cadence Design Systems, Inc.(a)           50,000     1,987,500
--------------------------------------------------------------
Ceridian Corp.(a)                         35,000     1,417,500
--------------------------------------------------------------
Computer Associates International, Inc.   68,150     3,390,462
--------------------------------------------------------------
CompuWare Corp.(a)                        52,000     2,606,500
--------------------------------------------------------------
CSG Systems International, Inc.(a)        11,200       172,200
--------------------------------------------------------------
DST Systems, Inc.(a)                      19,500       611,813
--------------------------------------------------------------
Electronic Arts, Inc.(a)                  17,900       535,881
--------------------------------------------------------------
Electronic Data Systems Corp.             20,000       865,000
--------------------------------------------------------------
First Data Corp.                          16,500       602,250
--------------------------------------------------------------
Fiserv, Inc.(a)                           32,000     1,176,000
--------------------------------------------------------------

4

                                                     MARKET
                                       SHARES        VALUE

COMPUTER SOFTWARE/SERVICES-(CONTINUED)

HBO & Co.                                 19,900  $  1,181,563
--------------------------------------------------------------
HPR, Inc.(a)                              10,000       137,500
--------------------------------------------------------------
Intuit, Inc.(a)                           17,700       557,550
--------------------------------------------------------------
McAfee Associates, Inc.(a)                31,200     1,372,800
--------------------------------------------------------------
Medic Computer Systems, Inc.(a)            8,200       330,562
--------------------------------------------------------------
Microsoft Corp.(a)                        78,800     6,510,850
--------------------------------------------------------------
National Data Corp.                       20,000       870,000
--------------------------------------------------------------
Network General Corp.(a)                  43,400     1,312,850
--------------------------------------------------------------
Oracle Corp.(a)                           57,250     2,390,188
--------------------------------------------------------------
Parametric Technology Co.(a)              66,000     3,390,750
--------------------------------------------------------------
Physician Computer Network, Inc.(a)       30,000       255,000
--------------------------------------------------------------
Pure Atria Corp.(a)                        2,300        56,925
--------------------------------------------------------------
Sterling Commerce, Inc.(a)                38,814     1,368,193
--------------------------------------------------------------
Sterling Software, Inc.(a)                11,500       363,688
--------------------------------------------------------------
SunGard Data Systems Inc.(a)              10,400       410,800
--------------------------------------------------------------
Synopsys, Inc.(a)                         27,700     1,281,125
--------------------------------------------------------------
Systemsoft Corp.(a)                        4,200        62,475
--------------------------------------------------------------
Transition Systems, Inc.(a)                  400         5,650
--------------------------------------------------------------
Wallace Computer Services, Inc.           55,000     1,897,500
--------------------------------------------------------------
Wind River Systems(a)                      7,000       331,625
--------------------------------------------------------------
                                                    41,850,525
--------------------------------------------------------------

CONGLOMERATES-1.56%

Allied-Signal Inc.                        14,600       978,200
--------------------------------------------------------------
Corning, Inc.                             19,000       878,750
--------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.           11,000     1,038,125
--------------------------------------------------------------
Loews Corp.                               22,100     2,082,925
--------------------------------------------------------------
Tyco International Ltd.                   35,000     1,850,625
--------------------------------------------------------------
U.S. Industries, Inc.(a)                  31,500     1,082,812
--------------------------------------------------------------
                                                     7,911,437
--------------------------------------------------------------

CONSUMER NON-DURABLES-0.04%

Central Garden and Pet Co.(a)             10,000       210,625
--------------------------------------------------------------

CONTAINERS-0.13%

Sealed Air Corp.(a)                       16,000       666,000
--------------------------------------------------------------

COSMETICS & TOILETRIES-0.50%

Rexall Sundown, Inc.(a)                   11,000       299,062
--------------------------------------------------------------
Warner-Lambert Co.                        30,000     2,250,000
--------------------------------------------------------------
                                                     2,549,062
--------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-0.72%

Berg Electronics Corp.(a)                  9,800       287,875
--------------------------------------------------------------
BMC Industries, Inc.                       9,700       305,550
--------------------------------------------------------------
Checkpoint Systems, Inc.(a)               38,000       940,500
--------------------------------------------------------------
Raychem Corp.                              7,700       616,963
--------------------------------------------------------------
SCI Systems, Inc.(a)                       7,000       312,375
--------------------------------------------------------------
Symbol Technologies, Inc.(a)              10,600       469,050
--------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)        22,000       728,750
--------------------------------------------------------------
                                                     3,661,063
--------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.60%

Bear Stearns Cos., Inc.                   14,500       404,188
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

FINANCE (ASSET MANAGEMENT)-(CONTINUED)

Franklin Resources, Inc.                  12,700  $    868,362
--------------------------------------------------------------
Imperial Credit Industries, Inc.(a)       30,000       630,000
--------------------------------------------------------------
Schwab (Charles) Corp.                    24,700       790,400
--------------------------------------------------------------
T. Rowe Price Associates                   7,900       343,650
--------------------------------------------------------------
                                                     3,036,600
--------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-4.17%

Aames Financial Corp.                     20,000       717,500
--------------------------------------------------------------
Beneficial Corp.                           8,000       507,000
--------------------------------------------------------------
Capital One Financial Corp.               30,800     1,108,800
--------------------------------------------------------------
Concord EFS, Inc.(a)                      12,800       361,600
--------------------------------------------------------------
Credit Acceptance Corp.(a)                24,000       564,000
--------------------------------------------------------------
Federal Home Loan Mortgage Corp.          10,000     1,101,250
--------------------------------------------------------------
Federal National Mortgage Association     35,000     1,303,750
--------------------------------------------------------------
Finova Group, Inc.                         9,500       610,375
--------------------------------------------------------------
First USA, Inc.                           16,000       554,000
--------------------------------------------------------------
Green Tree Financial Corp.                70,900     2,738,512
--------------------------------------------------------------
Household International, Inc.             20,000     1,845,000
--------------------------------------------------------------
MBNA Corp.                                30,000     1,245,000
--------------------------------------------------------------
Money Store, Inc. (The)                   25,700       709,963
--------------------------------------------------------------
Olympic Financial Ltd.(a)                 49,900       717,312
--------------------------------------------------------------
PMI Group, Inc. (The)                     20,100     1,113,038
--------------------------------------------------------------
PMT Services, Inc.(a)                     20,500       358,750
--------------------------------------------------------------
Student Loan Marketing Association        46,000     4,283,750
--------------------------------------------------------------
SunAmerica, Inc.                          31,200     1,384,500
--------------------------------------------------------------
                                                    21,224,100
--------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.40%

Ahmanson (H.F.) & Co.                     35,000     1,137,500
--------------------------------------------------------------
Washington Mutual, Inc.                   21,200       918,225
--------------------------------------------------------------
                                                     2,055,725
--------------------------------------------------------------

FOOD/PROCESSING-0.62%

ConAgra, Inc.                             18,800       935,300
--------------------------------------------------------------
Dean Foods Co.                            35,000     1,128,750
--------------------------------------------------------------
Lancaster Colony Corp.                    11,400       524,400
--------------------------------------------------------------
Richfood Holdings, Inc.                   24,000       582,000
--------------------------------------------------------------
                                                     3,170,450
--------------------------------------------------------------

FUNERAL SERVICES-0.40%

Service Corp. International               62,900     1,761,200
--------------------------------------------------------------
Stewart Enterprises, Inc.-Class A          7,650       260,100
--------------------------------------------------------------
                                                     2,021,300
--------------------------------------------------------------

FURNITURE-0.13%

Leggett & Platt, Inc.                     19,000       657,875
--------------------------------------------------------------

GAMING-0.81%

Circus Circus Enterprises(a)              25,000       859,375
--------------------------------------------------------------
GTECH Holdings Corp.(a)                   15,800       505,600
--------------------------------------------------------------
International Game Technology            150,000     2,737,500
--------------------------------------------------------------
                                                     4,102,475
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HOME BUILDING-0.03%

Oakwood Homes Corp.                        6,000  $    137,250
--------------------------------------------------------------

HOTELS/MOTELS-1.16%

Choice Hotels International, Inc.(a)      31,900       562,238
--------------------------------------------------------------
Doubletree Corp.(a)                        3,100       139,500
--------------------------------------------------------------
HFS, Inc.(a)                              39,000     2,330,250
--------------------------------------------------------------
Hilton Hotels Corp.                       24,000       627,000
--------------------------------------------------------------
Host Marriott Corp.(a)                    62,500     1,000,000
--------------------------------------------------------------
Marriot International, Inc.                8,600       475,150
--------------------------------------------------------------
Promus Hotel Corp.(a)                     13,000       385,125
--------------------------------------------------------------
Sun International Hotels Ltd.(a)          10,300       375,950
--------------------------------------------------------------
                                                     5,895,213
--------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.76%

Compdent Corp.(a)                         10,600       373,650
--------------------------------------------------------------
Conseco Inc.                              47,500     3,028,125
--------------------------------------------------------------
Provident Companies, Inc.                  1,700        82,237
--------------------------------------------------------------
United Companies Financial Corp.          15,000       399,375
--------------------------------------------------------------
                                                     3,883,387
--------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-2.37%

Allstate Corp.                            27,900     1,614,713
--------------------------------------------------------------
American International Group, Inc.        11,500     1,244,875
--------------------------------------------------------------
CapMAC Holdings, Inc.                     18,100       599,562
--------------------------------------------------------------
CIGNA Corp.                                9,700     1,325,263
--------------------------------------------------------------
Everest Re Holdings, Inc.                 36,300     1,043,625
--------------------------------------------------------------
ITT Hartford Group, Inc.                  16,000     1,080,000
--------------------------------------------------------------
MGIC Investment Corp.                     34,600     2,629,600
--------------------------------------------------------------
Old Republic International Corp.          13,000       347,750
--------------------------------------------------------------
Progressive Corp.                          1,300        87,587
--------------------------------------------------------------
Travelers Group, Inc.                     45,666     2,072,095
--------------------------------------------------------------
                                                    12,045,070
--------------------------------------------------------------

LEISURE & RECREATION-0.80%

Callaway Golf Co.                         22,100       635,375
--------------------------------------------------------------
Carnival Corp.-Class A                    29,200       963,600
--------------------------------------------------------------
Coleman Co., Inc.(a)                      17,000       233,750
--------------------------------------------------------------
Harley-Davidson, Inc.                     41,400     1,945,800
--------------------------------------------------------------
Mattel, Inc.                               5,187       143,939
--------------------------------------------------------------
Speedway Motorsports, Inc.(a)              7,200       151,200
--------------------------------------------------------------
                                                     4,073,664
--------------------------------------------------------------

MACHINERY (HEAVY)-0.21%

Caterpillar Inc.                          14,000     1,053,500
--------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.63%

Pentair, Inc.                             10,000       322,500
--------------------------------------------------------------
Thermo Electron Corp.(a)                  69,750     2,877,188
--------------------------------------------------------------
                                                     3,199,688
--------------------------------------------------------------

MEDICAL (DRUGS)-3.82%

Abbott Laboratories                       19,000       964,250
--------------------------------------------------------------
American Home Products Corp.              18,000     1,055,250
--------------------------------------------------------------
AmeriSource Health Corp.(a)               12,000       579,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

MEDICAL (DRUGS)-(CONTINUED)

Bristol-Myers Squibb Co.                  18,000  $  1,957,500
--------------------------------------------------------------
Cardinal Health, Inc.                     52,950     3,084,337
--------------------------------------------------------------
Curative Technologies, Inc.(a)               500        13,844
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)             15,000       716,250
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)          15,200       545,300
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.                 21,500       421,937
--------------------------------------------------------------
Johnson & Johnson                         35,300     1,756,175
--------------------------------------------------------------
Jones Medical Industries, Inc.            15,900       582,338
--------------------------------------------------------------
Lilly (Eli) & Co.                         11,100       810,300
--------------------------------------------------------------
Merck & Co., Inc.                         19,000     1,505,750
--------------------------------------------------------------
Parexel International Corp.(a)             4,400       227,150
--------------------------------------------------------------
Pharmacia & Upjohn, Inc.                  23,000       911,375
--------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                 28,500     2,226,562
--------------------------------------------------------------
Schering-Plough Corp.                     14,300       925,925
--------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)           26,000     1,168,375
--------------------------------------------------------------
                                                    19,451,618
--------------------------------------------------------------

MEDICA (INSTRUMENTS/PRODUCTS)-3.98%

Advanced Technology Laboratories,
  Inc.(a)                                 10,000       310,000
--------------------------------------------------------------
Baxter International Inc.                 24,900     1,020,900
--------------------------------------------------------------
Becton, Dickinson & Co.                   31,000     1,344,625
--------------------------------------------------------------
Boston Scientific Corp.(a)                34,540     2,072,400
--------------------------------------------------------------
Dentsply International, Inc.              10,800       513,000
--------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)        25,300       648,313
--------------------------------------------------------------
IDEXX Laboratories, Inc.(a)               17,900       644,400
--------------------------------------------------------------
Invacare Corp.                            18,700       514,250
--------------------------------------------------------------
Medtronic, Inc.                           22,000     1,496,000
--------------------------------------------------------------
Nellcor Puritan Bennett, Inc.(a)           9,200       201,250
--------------------------------------------------------------
Omnicare, Inc.                            54,100     1,737,962
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)        14,000       201,250
--------------------------------------------------------------
Quintiles Transnational Corp.(a)          21,400     1,417,750
--------------------------------------------------------------
St. Jude Medical, Inc.(a)                 71,000     3,026,375
--------------------------------------------------------------
Steris Corp.(a)                           20,000       870,000
--------------------------------------------------------------
Stryker Corp.                             40,000     1,195,000
--------------------------------------------------------------
Sybron International Corp.(a)             55,900     1,844,700
--------------------------------------------------------------
U.S. Surgical Corp.                       30,300     1,193,063
--------------------------------------------------------------
                                                    20,251,238
--------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-4.75%

American Medical Response, Inc.(a)        10,200       331,500
--------------------------------------------------------------
American Oncology Resources, Inc.(a)       4,900        50,225
--------------------------------------------------------------
ClinTrials Research Inc.(a)               14,850       337,837
--------------------------------------------------------------
Columbia/HCA Healthcare Corp.             58,880     2,399,360
--------------------------------------------------------------
FPA Medical Management, Inc.(a)           15,000       335,625
--------------------------------------------------------------
Genesis Health Ventures, Inc.(a)          21,750       676,969
--------------------------------------------------------------
Health Care & Retirement Corp.(a)         46,350     1,326,768
--------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                         65,925     1,483,313
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                      93,200     3,599,850
--------------------------------------------------------------
Lincare Holdings, Inc.(a)                 20,000       820,000
--------------------------------------------------------------
MedPartners, Inc.(a)                      97,780     2,053,380
--------------------------------------------------------------
Multicare Companies, Inc.(a)              17,200       348,300
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

MEDICAL (PATIENT SERVICES)-(CONTINUED)

OccuSystems, Inc.(a)                       8,600  $    232,200
--------------------------------------------------------------
OrNda HealthCorp (a)                      40,200     1,175,850
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                 15,800       252,800
--------------------------------------------------------------
Oxford Health Plans, Inc.(a)              25,600     1,499,200
--------------------------------------------------------------
PhyCor, Inc.(a)                           14,700       417,112
--------------------------------------------------------------
Quorum Health Group, Inc.(a)              45,000     1,338,750
--------------------------------------------------------------
Tenet Healthcare Corp.(a)                 91,600     2,003,750
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)        11,000       398,750
--------------------------------------------------------------
United Healthcare Corp.                   13,200       594,000
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B (a)                        31,000       887,375
--------------------------------------------------------------
Vencor, Inc.(a)                           50,000     1,581,250
--------------------------------------------------------------
                                                    24,144,164
--------------------------------------------------------------

NATURAL GAS PIPELINE-0.18%

Columbia Gas System, Inc.                 14,700       935,288
--------------------------------------------------------------

OFFICE AUTOMATION-0.21%

Xerox Corp.                               20,000     1,052,500
--------------------------------------------------------------

OFFICE PRODUCTS-0.62%

Avery Dennison Corp.                      24,200       856,075
--------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)             38,400       883,200
--------------------------------------------------------------
Reynolds & Reynolds Co.-Class A           54,600     1,419,600
--------------------------------------------------------------
                                                     3,158,875
--------------------------------------------------------------

OIL & GAS (DRILLING)-0.26%

Reading & Bates Corp.(a)                  50,000     1,325,000
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
 PRODUCTION)-0.26%

Burlington Resources, Inc.                15,400       775,775
--------------------------------------------------------------
Transocean Offshore Inc.                   8,500       532,312
--------------------------------------------------------------
                                                     1,308,087
--------------------------------------------------------------

OIL & GAS (SERVICES)-0.61%

Energy Ventures, Inc.(a)                   5,400       274,725
--------------------------------------------------------------
Global Marine, Inc.(a)                    35,000       721,875
--------------------------------------------------------------
Halliburton Co.                           21,000     1,265,250
--------------------------------------------------------------
Louisiana Land & Exploration Co.          14,500       777,563
--------------------------------------------------------------
NorAm Energy Corp.                         4,300        66,112
--------------------------------------------------------------
                                                     3,105,525
--------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-2.31%

Baker Hughes, Inc.                        45,000     1,552,500
--------------------------------------------------------------
BJ Services Co.(a)                        10,000       510,000
--------------------------------------------------------------
Cooper Cameron Corp.(a)                   12,000       918,000
--------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)        21,100     1,202,700
--------------------------------------------------------------
Dresser Industries, Inc.                  17,000       527,000
--------------------------------------------------------------
ENSCO International, Inc.(a)              15,000       727,500
--------------------------------------------------------------
Marine Drilling Co., Inc.(a)              50,000       984,375
--------------------------------------------------------------
Nabors Industries, Inc.(a)                10,000       192,500
--------------------------------------------------------------
Rowan Companies, Inc.(a)                  80,000     1,810,000
--------------------------------------------------------------
Schlumberger Ltd.                          6,000       599,250
--------------------------------------------------------------
Smith International, Inc.(a)              16,500       740,438
--------------------------------------------------------------
Tidewater, Inc.                           24,000     1,086,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

OIL EQUIPMENT & SUPPLIES-(CONTINUED)

Varco International, Inc.(a)              38,100  $    881,062
--------------------------------------------------------------
                                                    11,731,325
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.19%

Kimberly-Clark Corp.                      10,000       952,500
--------------------------------------------------------------

POLLUTION CONTROL-0.35%

U.S. Filter Corp.(a)                      14,300       454,025
--------------------------------------------------------------
USA Waste Services, Inc.(a)               19,000       605,625
--------------------------------------------------------------
United Waste Systems, Inc.(a)             21,000       721,875
--------------------------------------------------------------
                                                     1,781,525
--------------------------------------------------------------

PUBLISHING-0.27%

Gartner Group, Inc.(a)                     5,400       210,262
--------------------------------------------------------------
New York Times Co.-Class A                24,000       912,000
--------------------------------------------------------------
Times Mirror Co.-Class A                   5,300       263,675
--------------------------------------------------------------
                                                     1,385,937
--------------------------------------------------------------

RESTAURANTS-1.04%

Applebee's International, Inc.            58,900     1,619,750
--------------------------------------------------------------
Brinker International, Inc.(a)            40,000       640,000
--------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                    33,100       839,913
--------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.(a)    30,000       802,500
--------------------------------------------------------------
Outback Steakhouse, Inc.(a)               20,000       535,000
--------------------------------------------------------------
Planet Hollywood International,
  Inc.-Class A (a)                        15,500       306,125
--------------------------------------------------------------
Rainforest Cafe, Inc.(a)                   7,500       176,250
--------------------------------------------------------------
Starbucks Corp.(a)                        12,100       346,362
--------------------------------------------------------------
                                                     5,265,900
--------------------------------------------------------------

RETAIL (FOOD & DRUGS)-1.67%

American Stores Co.                       44,600     1,823,025
--------------------------------------------------------------
Eckerd Corp. (The)(a)                      7,383       236,256
--------------------------------------------------------------
Kroger Co.(a)                             12,400       576,600
--------------------------------------------------------------
Revco D.S., Inc.(a)                       22,700       839,900
--------------------------------------------------------------
Rite Aid Corp.                            18,200       723,450
--------------------------------------------------------------
Safeway, Inc.(a)                         100,000     4,275,000
--------------------------------------------------------------
                                                     8,474,231
--------------------------------------------------------------

RETAIL (STORES)-7.54%

Bed Bath & Beyond, Inc.(a)                28,200       683,850
--------------------------------------------------------------
Boise Cascade Office Products
  Corp.(a)                                 6,000       126,000
--------------------------------------------------------------
CDW Computer Centers, Inc.(a)             13,150       779,959
--------------------------------------------------------------
CompUSA, Inc.(a)                          30,500       629,063
--------------------------------------------------------------
Consolidated Stores Corp.(a)              87,375     2,806,921
--------------------------------------------------------------
Corporate Express, Inc.(a)                21,400       629,963
--------------------------------------------------------------
Dayton Hudson Corp.                       75,700     2,971,225
--------------------------------------------------------------
Dollar General Corp.                      19,575       626,400
--------------------------------------------------------------
Dollar Tree Stores, Inc.(a)               12,500       478,125
--------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)        20,000       422,500
--------------------------------------------------------------
Gap, Inc. (The)                           43,000     1,295,375
--------------------------------------------------------------
Global DirectMail Corp.(a)                12,800       558,400
--------------------------------------------------------------
Gymboree Corp.(a)                         27,600       631,350
--------------------------------------------------------------
Home Depot, Inc.                          21,000     1,052,625
--------------------------------------------------------------
Jones Apparel Group, Inc.(a)              15,000       560,625
--------------------------------------------------------------

                                                      MARKET
                                        SHARES        VALUE

RETAIL (STORES)-(CONTINUED)
Kohl's Corp.(a)                           15,800  $    620,150
--------------------------------------------------------------
Lowe's Companies, Inc.                    70,000     2,485,000
--------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)            30,400       744,800
--------------------------------------------------------------
Meyer (Fred), Inc.(a)                     14,300       507,650
--------------------------------------------------------------
Micro Warehouse, Inc.(a)                  23,900       280,825
--------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)         6,500       165,750
--------------------------------------------------------------
Oakley, Inc.(a)                           38,800       421,950
--------------------------------------------------------------
Pep Boys-Manny, Moe & Jack               130,100     4,000,575
--------------------------------------------------------------
Petco Animal Supplies, Inc.(a)            18,000       373,500
--------------------------------------------------------------
PETsMART, Inc.(a)                         40,900       894,688
--------------------------------------------------------------
Ross Stores, Inc.                          8,400       420,000
--------------------------------------------------------------
Saks Holdings, Inc.(a)                     5,500       148,500
--------------------------------------------------------------
Sports Authority, Inc. (The)(a)           38,400       835,200
--------------------------------------------------------------
Staples, Inc.(a)                         161,450     2,916,191
--------------------------------------------------------------
Sunglass Hut International, Inc.(a)       16,400       118,900
--------------------------------------------------------------
Sysco Corp.                               35,000     1,141,875
--------------------------------------------------------------
Tech Data Corp.(a)                        33,400       914,325
--------------------------------------------------------------
Tiffany & Co.                             14,500       531,062
--------------------------------------------------------------
TJX Companies, Inc.                       16,900       800,638
--------------------------------------------------------------
Toys "R" Us, Inc.(a)                     130,000     3,900,000
--------------------------------------------------------------
Viking Office Products, Inc.(a)           57,900     1,545,206
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                   9,000       327,375
--------------------------------------------------------------
                                                    38,346,541
--------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.02%

Input/Output, Inc.(a)                      6,600       122,100
--------------------------------------------------------------

SEMICONDUCTORS-3.11%

Advanced Micro Devices, Inc.(a)           26,400       679,800
--------------------------------------------------------------
Altera Corp.(a)                           34,700     2,522,256
--------------------------------------------------------------
Applied Materials, Inc.(a)                65,000     2,335,938
--------------------------------------------------------------
Intel Corp.                               44,600     5,839,812
--------------------------------------------------------------
KLA Instruments Corp.(a)                  21,000       745,500
--------------------------------------------------------------
Micron Technology, Inc.                   30,000       873,750
--------------------------------------------------------------
National Semiconductor Corp.(a)           37,500       914,063
--------------------------------------------------------------
Novellus Systems, Inc.(a)                  2,400       130,050
--------------------------------------------------------------
Solectron Corp.(a)                         6,100       325,588
--------------------------------------------------------------
Tencor Instruments(a)                      5,800       152,975
--------------------------------------------------------------
Texas Instruments, Inc.                   17,000     1,083,750
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)             5,000       227,500
--------------------------------------------------------------
                                                    15,830,982
--------------------------------------------------------------

SHOES & RELATED APPAREL-0.79%

Nike, Inc.-Class B                        38,000     2,270,500
--------------------------------------------------------------
Nine West Group, Inc.(a)                  30,800     1,428,350
--------------------------------------------------------------
Wolverine World Wide, Inc.                11,250       326,250
--------------------------------------------------------------
                                                     4,025,100
--------------------------------------------------------------

TELECOMMUNICATIONS-4.02%

ACC Corp.                                  9,000       272,250
--------------------------------------------------------------
ADC Telecommunications, Inc.             105,600     3,286,800
--------------------------------------------------------------
Andrew Corp.(a)                           49,400     2,621,287
--------------------------------------------------------------

TELECOMMUNICATIONS-(CONTINUED)

Aspect Telecommunications Corp.(a)         10,000  $    635,000
---------------------------------------------------------------
Billing Information Concepts(a)            12,000       345,000
---------------------------------------------------------------
Frontier Corp.                             17,900       404,988
---------------------------------------------------------------
Lucent Technologies, Inc.                  29,300     1,355,125
---------------------------------------------------------------
MFS Communications Co., Inc.(a)            33,000     1,798,500
---------------------------------------------------------------
PairGain Technologies, Inc.(a)            100,000     3,043,750
---------------------------------------------------------------
Premisys Communications, Inc.(a)           21,200       715,500
---------------------------------------------------------------
QUALCOMM, Inc.(a)                          11,000       438,625
---------------------------------------------------------------
Tellabs, Inc.(a)                           65,200     2,453,150
---------------------------------------------------------------
360 Communications Co.(a)                  45,700     1,056,812
---------------------------------------------------------------
U.S. Long Distance Corp.(a)                 8,400        67,200
---------------------------------------------------------------
WorldCom, Inc.(a)                          75,800     1,975,538
---------------------------------------------------------------
                                                     20,469,525
---------------------------------------------------------------

TELEPHONE-0.31%

Cincinnati Bell, Inc.                      26,000     1,602,250
---------------------------------------------------------------

TEXTILES-1.13%

Designer Holdings Ltd.(a)                   5,000        80,625
---------------------------------------------------------------
Fruit of The Loom, Inc.-Class A(a)         30,000     1,136,250
---------------------------------------------------------------
Liz Claiborne, Inc.                        45,000     1,738,125
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)               20,000       505,000
---------------------------------------------------------------
Russell Corp.                              19,300       574,175
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                    22,800     1,094,400
---------------------------------------------------------------
Unifi, Inc.                                19,700       632,863
---------------------------------------------------------------
                                                      5,761,438
---------------------------------------------------------------

TOBACCO-1.40%

Philip Morris Companies, Inc.              27,000     3,040,875
---------------------------------------------------------------
RJR Nabisco Holdings Corp.                 58,000     1,972,000
---------------------------------------------------------------
UST, Inc.                                  65,000     2,104,375
---------------------------------------------------------------
                                                      7,117,250
---------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS)-0.05%

Rural/Metro Corp.(a)                        7,500       270,000
---------------------------------------------------------------

TRUCKING-0.06%

US Freightways Corp.                       11,100       304,556
---------------------------------------------------------------
    Total Domestic Common Stocks                    391,708,243
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-4.78%

CANADA-0.67%

Agrium, Inc. (Chemicals)                   20,000       275,000
---------------------------------------------------------------
Newbridge Networks Corp. (Computer
  Networking)(a)                           44,200     1,248,650
---------------------------------------------------------------
Northern Telecom Ltd.
  (Telecommunications)                     17,000     1,051,875
---------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Chemicals)                              10,000       850,000
---------------------------------------------------------------
                                                      3,425,525
---------------------------------------------------------------

FINLAND-0.68%

Nokia Oy A.B.-Class A
  (Telecommunications)                      3,050       177,033
---------------------------------------------------------------
Nokia Oy A.B.-Class A-ADR
  (Telecommunications)                     56,950     3,281,744
---------------------------------------------------------------
                                                      3,458,777
---------------------------------------------------------------

8

                                                     MARKET
                                       SHARES        VALUE

FRANCE-0.05%

SGS-Thomson Microelectronics
  N.V.-New York Shares
  (Semiconductors)(a)                      3,400  $    238,000
--------------------------------------------------------------

IRELAND-0.40%

CBT Group PLC-ADR (Computer
  Software & Services)(a)                  1,600        86,800
--------------------------------------------------------------
Elan Corp. PLC-ADR
  (Medical-Drugs)(a)                      59,400     1,975,050
--------------------------------------------------------------
                                                     2,061,850
--------------------------------------------------------------

ISRAEL-0.38%

ECI Telecommunications Ltd. Designs
  (Computer Networking)                   32,900       699,125
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Medical-Drugs)                24,500     1,231,125
--------------------------------------------------------------
                                                     1,930,250
--------------------------------------------------------------

JAPAN-0.25%

Honda Motor Co., Ltd. (Automobile-
  Manufacturers)                          45,000     1,286,158
--------------------------------------------------------------

NETHERLANDS-0.61%

Baan Co., N.V.(Computer Software &
  Services)(a)                            16,400       569,900
--------------------------------------------------------------
Gucci Group N.V.-ADR (Textiles)           22,000     1,405,250
--------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil &
  Gas-Services)                            6,500     1,109,875
--------------------------------------------------------------
                                                     3,085,025
--------------------------------------------------------------

SWEDEN-0.94%

Astra A.B.-Class A Shares
  (Medical-Drugs)                         12,000       592,971
--------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR
  (Telecommunications)                   139,040     4,197,270
--------------------------------------------------------------
                                                     4,790,241
--------------------------------------------------------------

UNITED KINGDOM-0.80%

Danka Business Systems PLC-ADR
  (Office Automation)                     60,800     2,150,800
--------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Medical-Drugs)                         28,000     1,904,000
--------------------------------------------------------------
                                                     4,054,800
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              24,330,626
--------------------------------------------------------------

                                       PRINCIPAL        MARKET
                                        AMOUNT          VALUE

DOMESTIC CONVERTIBLE CORPORATE
  BONDS-0.40%

FINANCE (CONSUMER CREDIT)-0.04%

Cityscape Financial Corp.,
  Conv. Sub. Deb., 6.00%, 05/01/06
  (Acquired 08/06/96-08/29/96; Cost
  $273,697)(b)                       $   205,000  $    208,587
--------------------------------------------------------------

RESTAURANTS-0.36%

Boston Chicken, Inc.,
  Conv. Liquid Yield Option
  Notes, 8.00%, 06/01/15(c)            5,690,000     1,809,648
--------------------------------------------------------------
    Total Domestic Convertible
      Corporate Bonds                                2,018,235
--------------------------------------------------------------

U.S. TREASURY SECURITIES-14.98%

U.S. TREASURY BILLS(d)-14.98%

5.57%, 01/02/97(e)                    29,515,000    29,510,942
--------------------------------------------------------------
5.58%, 01/02/97(e)                    33,000,000    32,995,490
--------------------------------------------------------------
4.72%, 02/06/97                        3,100,000     3,085,926
--------------------------------------------------------------
4.84%, 02/06/97                        1,765,000     1,756,987
--------------------------------------------------------------
4.98%, 03/27/97(e)                     8,820,000     8,719,981
--------------------------------------------------------------
4.96%, 03/27/97(e)                       110,000       108,753
--------------------------------------------------------------
    Total U.S. Treasury Securities                  76,178,079
--------------------------------------------------------------

REPURCHASE AGREEMENT(f)-2.97%

SBC Capital Markets, Inc.,
  6.25%, 01/02/97(g)                  15,114,433    15,114,433
--------------------------------------------------------------
TOTAL INVESTMENTS-100.13%                          509,349,616
--------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(0.13%)                 (660,077)
--------------------------------------------------------------
NET ASSETS-100.00%                                $508,689,539
==============================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of this security at December 31, 1996 was $208,587 which represented 0.04% of the Fund's net assets.
(c) Zero coupon bond. The interest rate represents the rate of original issue discount.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 12/31/96 with a maturing value of $400,138,889. Collateralized by $44,915,000 U.S. Treasury obligations, 0% due 02/15/09 to 11/15/13 and $473,268,844 U.S. Government obligations, 5.035 to 7.679% due 03/03/97 to 03/01/33.

Investment Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:

Investments, at market value (cost
  $421,625,299)                              $509,349,616
---------------------------------------------------------
Foreign currencies, at market value (cost $46)         48
---------------------------------------------------------
Receivables for:
  Investments sold                              1,062,946
---------------------------------------------------------
  Fund shares sold                              2,589,385
---------------------------------------------------------
  Dividends and interest                          242,279
---------------------------------------------------------
Investment for deferred compensation plan          59,847
---------------------------------------------------------
Other assets                                       19,160
---------------------------------------------------------
    Total assets                              513,323,281
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,294,708
---------------------------------------------------------
  Fund shares reacquired                          852,765
---------------------------------------------------------
  Variation margin                              1,511,100
---------------------------------------------------------
  Deferred compensation plan                       59,847
---------------------------------------------------------
Accrued advisory fees                             292,551
---------------------------------------------------------
Accrued administrative service fees                 6,524
---------------------------------------------------------
Accrued distribution fees                         438,846
---------------------------------------------------------
Accrued trustees' fees                              2,000
---------------------------------------------------------
Accrued transfer agent fees                        85,083
---------------------------------------------------------
Accrued operating expenses                         90,318
---------------------------------------------------------
    Total liabilities                           4,633,742
---------------------------------------------------------
Net assets applicable to shares outstanding  $508,689,539
=========================================================

NET ASSETS:

Class A                                      $227,882,039
=========================================================
Class B                                      $280,807,500
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        15,416,223
=========================================================
Class B                                        19,603,569
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      14.78
=========================================================
  Offering price per share:
    (Net asset value of $14.78 divided
    by 94.50%)                               $      15.64
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      14.32
=========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $22,195 foreign
  withholding tax)                            $ 2,226,881
---------------------------------------------------------
Interest                                        4,640,218
---------------------------------------------------------
    Total investment income                     6,867,099
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,874,943
---------------------------------------------------------
Custodian fees                                    106,199
---------------------------------------------------------
Transfer agent fees-Class A                       286,486
---------------------------------------------------------
Transfer agent fees-Class B                       538,049
---------------------------------------------------------
Administrative service fees                        72,903
---------------------------------------------------------
Trustees' fees                                      7,946
---------------------------------------------------------
Distribution fees-Class A                         511,145
---------------------------------------------------------
Distribution fees-Class B                       2,133,271
---------------------------------------------------------
Other                                             218,314
---------------------------------------------------------
    Total expenses                              6,749,256
---------------------------------------------------------
Less: Expenses paid indirectly                     (6,910)
---------------------------------------------------------
    Net expenses                                6,742,346
---------------------------------------------------------
Net investment income                             124,753
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        16,117,722
---------------------------------------------------------
  Foreign currency transactions                    (6,446)
---------------------------------------------------------
  Futures contracts                             9,704,155
---------------------------------------------------------
                                               25,815,431
---------------------------------------------------------
Unrealized appreciation of:
  Investment securities                        40,419,895
---------------------------------------------------------
  Futures contracts                               585,412
---------------------------------------------------------
  Foreign currencies                                   56
---------------------------------------------------------
                                               41,005,363
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                               66,820,794
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $66,945,547
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1996 and 1995

                                                                  1996              1995

OPERATIONS:

  Net investment income (loss)                                $    124,753      $   (245,146)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            25,815,431        23,173,371
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    41,005,363        36,741,565
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        66,945,547        59,669,790
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (9,939,277)       (9,550,061)
--------------------------------------------------------------------------------------------
  Class B                                                      (12,535,665)       (7,736,264)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       35,293,722        13,074,357
--------------------------------------------------------------------------------------------
  Class B                                                      122,675,148        89,072,917
--------------------------------------------------------------------------------------------
    Net increase in net assets                                 202,439,475       144,530,739
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          306,250,064       161,719,325
--------------------------------------------------------------------------------------------
  End of period                                               $508,689,539      $306,250,064
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $412,932,159      $254,963,289
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        66,315           (58,438)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and futures contracts         6,948,040         3,607,551
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                            88,743,025        47,737,662
--------------------------------------------------------------------------------------------
                                                              $508,689,539      $306,250,064
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $72,903 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1996, AFS was paid $502,473 for such services.
  The Fund received reductions in transfer agency fees payable to AFS of $6,391 from dividends received on balances in cash management bank accounts. In addition, pricing service expenses in the amount of $519 were paid through directed brokerage commissions paid by the Fund. The above arrangements resulted in a reduction in the Fund's total expenses of $6,910 during the year ended December 31, 1996.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to Class B shares. During the year ended December 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $511,145 and $2,133,271, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $219,373 from sales of the Class A shares of the Fund during the year ended December 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1996, AIM Distributors received $105,215 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1996, the Fund paid legal fees of $3,719 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $3,400,000. During the year ended December 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $433,485,417 and $319,852,010, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $95,659,038
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (8,547,044)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $87,111,994
=========================================================
Cost of investments for tax purposes is
  $422,245,355.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during years ended December 31, 1996 and 1995 were as follows:

                                  1996                          1995
                       ---------------------------   ---------------------------
                         SHARES          VALUE         SHARES          VALUE
                       -----------   -------------   -----------   -------------
Sold:
  Class A               10,862,824   $ 152,766,558    11,797,896   $ 152,090,445
--------------------------------------------------------------------------------
  Class B               12,013,218     167,088,540     7,675,619      97,224,008
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                  657,046       9,474,936       714,727       9,127,169
--------------------------------------------------------------------------------
  Class B                  845,350      11,809,495       577,277       7,221,770
--------------------------------------------------------------------------------
Reacquired:
  Class A               (8,993,672)   (126,947,772)  (11,562,734)   (148,143,257)
--------------------------------------------------------------------------------
  Class B               (4,060,745)    (56,222,887)   (1,213,971)    (15,372,861)
--------------------------------------------------------------------------------
                        11,324,021   $ 157,968,870     7,988,814   $ 102,147,274
================================================================================

NOTE 7-OPEN FUTURES CONTRACTS

On December 31, 1996, $3,105,000 principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at December 31, 1996 were as follows:

                   NO. OF                               UNREALIZED
   CONTRACT      CONTRACTS      MONTH     COMMITMENT   APPRECIATION
                    207
S&P 500 Index    contracts     Mar 97        Buy        $1,018,602
==================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the ten-year period ended December 31, 1996 and for a Class B share outstanding during each of the years in the three-year period ended December 31, 1996 and the period September 1, 1993 (date sales commenced) through December 31, 1993.

                                                  1996           1995       1994       1993     1992(a)      1991       1990
                                                --------       --------   --------   --------   --------   --------   --------

CLASS A:

Net asset value, beginning of period            $  13.05       $  10.32   $  11.32   $  12.28   $  14.73   $  12.35   $  13.92
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                              0.07           0.02         --         --       0.06       0.11       0.21
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
 Net gains (losses) on securities (both
   realized and unrealized)                         2.34           3.50      (0.57)      0.41      (0.04)      4.33      (0.91)
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
   Total from investment operations                 2.41           3.52      (0.57)      0.41       0.02       4.44      (0.70)
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                 --             --         --         --      (0.06)     (0.13)     (0.20)
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
 Distributions from capital gains                  (0.68)         (0.79)     (0.43)     (1.37)     (2.41)     (1.93)     (0.67)
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
   Total distributions                             (0.68)         (0.79)     (0.43)     (1.37)     (2.47)     (2.06)     (0.87)
---------------------------------------------   --------       --------   --------   --------   --------   --------   --------
Net asset value, end of period                  $  14.78       $  13.05   $  10.32   $  11.32   $  12.28   $  14.73   $  12.35
=============================================   ========       ========   ========   ========   ========   ========   ========
Total return(b)                                    18.61%         34.31%     (4.99)%     3.64%      0.19%     37.05%     (5.04)%
=============================================   ========       ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $227,882       $168,217   $123,271   $146,723   $168,395   $185,461   $153,245
=============================================   ========       ========   ========   ========   ========   ========   ========
Ratio of expenses to average net assets             1.18%(c)(d)    1.28%      1.22%      1.17%      1.17%      1.21%      1.16%
=============================================   ========       ========   ========   ========   ========   ========   ========
Ratio of net investment income to average net
 assets                                             0.46%(c)       0.20%      0.02%      0.02%      0.42%      0.73%      1.41%
=============================================   ========       ========   ========   ========   ========   ========   ========
Portfolio turnover rate                               97%            87%       201%       192%       133%        73%        61%
=============================================   ========       ========   ========   ========   ========   ========   ========
Average broker commission rate(e)               $ 0.0621            N/A        N/A        N/A        N/A        N/A        N/A
=============================================   ========       ========   ========   ========   ========   ========   ========

                                                 1989       1988       1987
                                               --------   --------   --------

CLASS A:

Net asset value, beginning of period           $  11.93   $  11.04   $  12.91
---------------------------------------------  --------   --------   --------
Income from investment operations:
 Net investment income                             0.25       0.23       0.24
---------------------------------------------  --------   --------   --------
 Net gains (losses) on securities (both
   realized and unrealized)                        3.16       0.89       0.30
---------------------------------------------  --------   --------   --------
   Total from investment operations                3.41       1.12       0.54
---------------------------------------------  --------   --------   --------
Less distributions:
 Dividends from net investment income             (0.27)     (0.23)     (0.31)
---------------------------------------------  --------   --------   --------
 Distributions from capital gains                 (1.15)        --      (2.10)
---------------------------------------------  --------   --------   --------
   Total distributions                            (1.42)     (0.23)     (2.41)
---------------------------------------------  --------   --------   --------
Net asset value, end of period                 $  13.92   $  11.93   $  11.04
=============================================  ========   ========   ========
Total return(b)                                   28.87%     10.13%      3.62%
=============================================  ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $187,805   $180,793   $203,329
=============================================  ========   ========   ========
Ratio of expenses to average net assets            1.00%      0.98%      0.84%
=============================================  ========   ========   ========
Ratio of net investment income to average net
 assets                                            1.62%      1.73%      1.51%
=============================================  ========   ========   ========
Portfolio turnover rate                              53%        38%        78%
=============================================  ========   ========   ========
Average broker commission rate(e)                   N/A        N/A        N/A
=============================================  ========   ========   ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average net assets of $204,456,793.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                                                                 1996           1995        1994       1993
                                                                -------        -------     -------    -------

CLASS B:

Net asset value, beginning of period                            $  12.77       $  10.21    $ 11.31    $ 12.83
------------------------------------------------------------    --------       --------    -------    -------
Income from investment operations:
 Net investment income (loss)                                      (0.05)         (0.08)(a)  (0.06)     (0.01)
------------------------------------------------------------    --------       --------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                      2.28           3.43(a)   (0.61)     (0.14)
------------------------------------------------------------    --------       --------    -------    -------
    Total from investment operations                                2.23           3.35      (0.67)     (0.15)
------------------------------------------------------------    --------       --------    -------    -------
Less distributions:
 Distributions from capital gains                                  (0.68)         (0.79)     (0.43)     (1.37)
------------------------------------------------------------    --------       --------    -------    -------
    Total distributions                                            (0.68)         (0.79)     (0.43)     (1.37)
------------------------------------------------------------    --------       --------    -------    -------
Net asset value, end of period                                  $  14.32       $  12.77    $ 10.21    $ 11.31
============================================================    ========       ========    =======    =======
Total return(b)                                                    17.60%         33.00%     (5.88)%    (0.92)%
============================================================    ========       ========    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $280,807       $138,034    $38,448    $11,053
============================================================    ========       ========    =======    =======
Ratio of expenses to average net assets                             2.03%(c)(d)    2.13%      2.18%      1.91%(e)
============================================================    ========       ========    =======    =======
Ratio of net investment income (loss) to average net assets        (0.39)%(c)     (0.65)%    (0.94)%    (0.72)%(e)
============================================================    ========       ========    =======    =======
Portfolio turnover rate                                               97%            87%       201%       192%
============================================================    ========       ========    =======    =======
Average broker commission rate(f)                               $ 0.0621            N/A        N/A        N/A
============================================================    ========       ========    =======    =======

(a) Calculated using average shares outstanding.
(b) Total returns do not reflect deduction of contingent deferred sales charges and are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $213,327,146.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Trustees and Shareholders of
                     AIM Growth Fund:

                     We have audited the accompanying statement of assets and liabilities of AIM Growth Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

                     Houston, Texas
                     February 7, 1997

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16

                                                             Trustees & Officers


BOARD OF TRUSTEES                         OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                          Charles T. Bauer                           11 Greenway Plaza
Chairman and Chief Executive Officer      Chairman                                   Suite 1919
A I M Management Group Inc.                                                          Houston, TX 77046
                                          Robert H. Graham
Bruce L. Crockett                         President                                  INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                   John J. Arthur                             A I M Advisors, Inc.
COMSAT Corporation                        Senior Vice President and Treasurer        11 Greenway Plaza
                                                                                     Suite 1919
Owen Daly II                              Carol F. Relihan                           Houston, TX 77046
Director                                  Senior Vice President and Secretary
Cortland Trust Inc.                                                                  TRANSFER AGENT
                                          Gary T. Crum
Carl Frischling                           Senior Vice President                      A I M Fund Services, Inc.
Partner                                                                              P.O. Box 4739
Kramer, Levin, Naftalis & Frankel         Scott G. Lucas                             Houston, TX 77210-4739
                                          Senior Vice President
Robert H. Graham                                                                     CUSTODIAN
President and Chief Operating Officer     Dana R. Sutton
A I M Management Group Inc.               Vice President and Assistant Treasurer     State Street Bank & Trust Company
                                                                                     225 Franklin Street
John F. Kroeger                           Robert G. Alley                            Boston, MA 02110
Formerly Consultant                       Vice President
Wendell & Stockel Associates, Inc.                                                   COUNSEL TO THE FUND
                                          Stuart W. Coco
Lewis F. Pennock                          Vice President                             Ballard Spahr
Attorney                                                                             Andrews & Ingersoll
                                          Melville B. Cox                            1735 Market Street
Ian W. Robinson                           Vice President                             Philadelphia, PA 19103
Consultant; Formerly Executive
Vice President and                        Karen Dunn Kelley                          COUNSEL TO THE TRUSTEES
Chief Financial Officer                   Vice President
Bell Atlantic Management                                                             Kramer, Levin, Naftalis & Frankel
Services, Inc.                            Jonathan C. Schoolar                       919 Third Avenue
                                          Vice President                             New York, NY 10022
Louis S. Sklar
Executive Vice President                  P. Michelle Grace                          DISTRIBUTOR
Hines Interests                           Assistant Secretary
Limited Partnership                                                                  A I M Distributors, Inc.
                                          David L. Kite                              11 Greenway Plaza
                                          Assistant Secretary                        Suite 1919
                                                                                     Houston, TX 77046
                                          Nancy L. Martin
                                          Assistant Secretary                        AUDITORS

                                          Ofelia M. Mayo                             KPMG Peat Marwick LLP
                                          Assistant Secretary                        700 Louisiana
                                                                                     NationsBank Bldg.
                                          Kathleen J. Pflueger                       Houston, TX 77002
                                          Assistant Secretary

                                          Samuel D. Sirko
                                          Assistant Secretary

                                          Stephen I. Winer
                                          Assistant Secretary

                                          Mary J. Benson
                                          Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Growth Fund paid ordinary dividends in the amount of $0.041 per share, respectively, to shareholders of both Class A and Class B shares during its tax year ended December 31, 1996. Of this amount 13.34% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $0.64 per share for Class A and Class B shares during its tax year ended December 31, 1996.

                                                                  THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                  AGGRESSIVE GROWTH
                                                                  AIM Aggressive Growth Fund*
                                                                  AIM Capital Development Fund
                                                                  AIM Constellation Fund
                                                                  AIM Global Aggressive Growth Fund

                      [PHOTO OF                                   GROWTH
                  11 Greenway Plaza                               AIM Blue Chip Fund
                    APPEARS HERE]                                 AIM Global Growth Fund
                                                                  AIM Growth Fund
                                                                  AIM International Equity Fund
                                                                  AIM Value Fund
                                                                  AIM Weingarten Fund

                                                                  GROWTH AND INCOME
                                                                  AIM Balanced Fund
                                                                  AIM Charter Fund

                                                                  INCOME AND GROWTH
                                                                  AIM Global Utilities Fund

                                                                  HIGH CURRENT INCOME
                                                                  AIM High Yield Fund

                                                                  CURRENT INCOME
                                                                  AIM Global Income Fund
                                                                  AIM Income Fund

                                                                  CURRENT TAX-FREE INCOME
                                                                  AIM Municipal Bond Fund
                                                                  AIM Tax-Exempt Bond Fund of CT
                                                                  AIM Tax-Free Intermediate Shares

                                                                  CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                  AIM Intermediate Government Fund

                                                                  HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                                                  AIM Limited Maturity Treasury Shares

                                                                  STABILITY, LIQUIDITY, AND CURRENT INCOME
                                                                  AIM Money Market Fund

                                                                  STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
                                                                  AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the
mutual fund industry since 1976 and manages approximately
$70 billion in assets for more than 3.5 million shareholders,
including individual investors, corporate clients, and            *AIM Aggressive Growth Fund was closed to new investors
financial institutions as of February 11, 1997. The AIM           on July 18, 1995. For more complete information about
Family of Funds--Registered Trademark-- is distributed           any AIM Fund(s), including sales charges and expenses,
nationwide, and AIM today ranks among the nation's top 15         ask your financial consultant or securities dealer for
mutual fund companies in assets under management, according       a free prospectus(es). Please read the prospectus(es)
to Lipper Analytical Services, Inc.                               carefully before you invest or send money.


                                                              ---------------
                                                                 BULK RATE
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOUSTON, TX
[AIM Logo appears here]                                       Permit No. 1919

A I M Distributors, Inc.                                      ---------------
11 Greenway Plaza, Suite 1919
Houston, TX 77046